Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 42	$ 20
Bank deposits	118,933	177,013
Time deposits	153,838	135,614
Money market funds	36,374	33,833
Cash and cash equivalents	$ 309,187	$ 346,480	$ 371,013